Lease liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities
22.    Lease liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,
	2022	2021
Due within 1 year	1,506	1,574
After 1 year but within 5 years	7,210	7,262
After 5 years but within 10 years	12,330	13,771
Total undiscounted lease liabilities	21,046	22,607

Short-term	965	996
Long-term	15,780	16,737
Lease liabilities included in the consolidated statement of financial position	16,745	17,733
Amounts recognized in the consolidated statement of cash flows:

	December 31,
	2022	2021
Payments of lease liabilities	995	1,227
Amounts recognized in profit or loss:

	December 31,
	2022	2021	2020
Interest on lease liabilities	(579)	(810)	(862)
Income from sub-leasing right-of-use assets	—	227	265

At the end of 2021, the Bank’s Management renegotiated the terms and conditions of the lease agreement relating to the Head Office. Such negotiation included the assignment to the lessor of the sublease agreement that was maintained as operating lease and classified as Investment Property – Right-of-use. As the result of the assignment of the sublease agreement, the Bank derecognized the entire investment property arising from the right-of-use assets, as well as its associated lease liability, originating a gain of $742 thousand recognized in the consolidated statement of profit or loss within the line "Loss on non-financial assets, net". With the contractual modification, the Bank remeasured and adjusted the lease liability and the right-of-use asset balance.